Stockholders' Equity (Details 5) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price		$ 0.03
Risk-free interest rate, minimum	0.90%	0.60%
Risk-free interest rate, maximum	1.80%	0.70%
Dividend yield	0.00%	0.00%
Volatility, minimum	73.00%	82.00%
Volatility, maximum	83.00%	83.00%
Expected term		5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 0.15
Expected term	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 0.08
Expected term	4 years